Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of consolidated balance sheets
	As of December 31,
	2021	2022
Current assets
Cash	102,179	96,558
Accounts receivable, net of allowance for doubtful accounts	17,296	41,441
Amounts due from related parties	10,873	41,123
Prepaid expenses and other current assets	49,939	135,121
Total current assets	180,287	314,243
Property and equipment, net	56,967	67,405
Intangible assets, net	160	141
Goodwill	30,347	30,347
Deferred tax assets	8,498	6,290
Other non-current assets	54,489	47,177
Total assets	330,748	465,603
Current liabilities
Contract liabilities	131,840	135,703
Bank loan	43,219	33,572
Borrowings under financing arrangements	40,078	20,540
Accounts payable	8,555	10,615
Accrued expenses and other payables	24,354	48,211
Income tax payables	10,086	9,409
Amounts due to related parties	3,027	45,781
Total current liabilities	261,159	303,831
Borrowings under financing arrangements	44,178	24,987
Other payables	7,989	1,270
Deferred tax liabilities	1,315	4,285
Total liabilities	314,641	334,373

(i):	Amounts due from related parties consisted of (a) amounts due from related parties as disclosed in Note 21.

(ii):	Amounts due to related parties consisted of (a) amounts due to related parties as disclosed in Note 21.

Schedule of consolidated statements of comprehensive income
	Years Ended December 31,
	2020	2021	2022
Net revenues	253,271	307,348	230,238
Net income	27,396	11,442	8,514

Schedule of estimated useful lives
Category	Estimated useful life
Buildings	18 - 20 years
Leasehold improvement	Shorter of the lease term and the estimated useful lives of the assets
Furniture and office equipment	6 - 10 years
Electronic equipment	4 - 5 years
Vehicles	5 years

Schedule of acquired intangible assets
Category	Estimated useful life
Systems software	2-10 years